Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 4,396,614	¥ 4,023,893
Maximum potential payout /Notional total	[1],[2]	271,246,276	260,885,770
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	90	92
Maximum potential payout /Notional total	[3]	¥ 5,823	¥ 5,189

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees are \2,559 million and \2,735 million as of March 31, 2018 and September 30, 2018, respectively.